FEDERATED SMALL CAP STRATEGIES FUND
(A Portfolio of Federated Equity Funds)

SUPPLEMENT TO PROSPECTUSES DATED NOVEMBER 1, 1995
 A. Effective January 1, 1996, the special offering of full dealer reallowance plus additional bonus payments on sales of Class A Shares will no longer be offered. Accordingly, please delete the last paragraph under the section entitled "Dealer Concession."

 B. Please insert the following disclosure as a new section following the section entitled "Equity Investment and Risk Considerations":
     PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

                                                             December 28, 1995

                                   PA



FEDERATED SMALL CAP STRATEGIES FUND
(A Portfolio of Federated Equity Funds)

SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1,
1995
     Please replace the last sentence in the section entitled "Portfolio Turnover" on page 4 with the following:
     "It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 200%."

                                                             December 28, 1995










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